Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	FPA PARAMOUNT FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000076210
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 6, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 6, 2012
FPA Paramount Fund, Inc. (Prospectus Summary) | FPA Paramount Fund, Inc. | FPA Paramount Fund, Inc.
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	fprax

FPA Paramount Fund, Inc. (Prospectus Summary) | FPA Paramount Fund, Inc.
SUMMARY SECTION
Investment Objective.
The Fund's primary investment objective is a high total investment return, including capital appreciation and income.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You, your spouse and the following related people (and their spouses) can combine investments to reduce your sales charge: grandparents, parents, siblings, children or grandchildren, aunts or uncles, nieces or nephews;
or by the individual, his or her spouse and a trustee or other fiduciary purchasing securities for related trusts, estates or fiduciary accounts, including employee benefit plans. More information about these and other ways of reducing your sales charge is available in the prospectus section, "Reducing Your Sales Charge," and in the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		FPA Paramount Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		2.00%
Redemption Fee (as a percentage of amount redeemed)	[1]	none
Exchange Fee		none
[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	FPA Paramount Fund, Inc.
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Financial Services	0.10%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.93%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	FPA Paramount Fund, Inc.
Expense Example, With Redemption, 1 Year	615
Expense Example, With Redemption, 3 Years	806
Expense Example, With Redemption, 5 Years	1,013
Expense Example, With Redemption, 10 Years	1,608

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 10%
of the average value of its whole portfolio.
Principal Investment Strategies.
The Adviser attempts to concentrate on ownership of high-quality businesses, particularly firms with histories of earning high returns on capital and with modest debt levels. These companies have leading market shares globally and strong managers who have demonstrable track records of wise reinvestment of the business's cash flows.

Although company quality is our principal investment test, the valuation of investments is also an important part of the stock selection process. The
Adviser's primary measure of value is price/earnings ratio. The Adviser seeks out companies undervalued relative to their long-term earnings power or to others of similar quality, but it will not overpay for even the best companies.
It is expected that the Fund's portfolio will have better than average companies selling at valuations similar to or below the market.

Seeking to minimize risk, especially in treacherous economic or stock market environments is an important element of the Adviser's investment process. To do this, the Adviser seeks out companies with relatively unleveraged balance sheets, operating in more predictable, less volatile sectors of the economy, with business models that it can understand. The companies' leading market shares and high operating margins may minimize the volatility of their earnings.
Diversified portfolios and modest relative valuations, typically lower than the global market, also contribute to reducing risk.

The Adviser believes that the most important contributor to the long-term investment performance of the companies held by the Fund is growth in earnings, not changes in valuation (price/earnings ratio). Because growth is driven by earning high returns on capital and successful reinvestment of cash flow, it is necessary to hold most of the portfolio securities in the Fund's portfolio for an extended period in order for this process to come to fruition. Accordingly, portfolio turnover may be very low.

Although there can be a conflict between a very long investment time horizon and a strong value discipline in managing the portfolio, the Adviser is willing to hold portfolio securities at valuations higher than it would require for an initial purchase. If a position becomes significantly overvalued, the Adviser would not hesitate to trim or eliminate the security from the portfolio. The
Adviser's aim is to reduce portfolio turnover with its concomitant costs and to focus attention on the long-term business fundamentals of the portfolio companies.

The Fund invests primarily in the common stocks of international and U.S.
companies in a variety of industries and market segments. The Adviser's investment process is fundamental and bottom-up, evaluating each company on its own merits. It is not driven by macroeconomic analysis, though it recognizes that changes in the economic environment can be important to most companies'
prospects. The Fund's portfolio will have holdings in many industries. The portfolio may be moderately concentrated, with 30-40 positions. Most of these companies will be small to medium market capitalization (up to $10 billion), though ownership of larger companies is permitted. Cash is the residual of the investment process and will normally be a small percent of Fund assets.

The Adviser believes that the Fund's international diversification can yield valuable benefits to shareholders of the Fund by providing exposure to more investment opportunities outside the U.S. that meet the Adviser's investment criteria. The Fund will purchase foreign domiciled companies that meet the
Adviser's usual investment criteria and where differences in accounting, disclosure, culture, management accessibility and trading do not put us at a competitive disadvantage. The Fund will typically maintain an allocation to foreign domiciled companies of more than 50% of total assets. Additional exposure to foreign business activity is expected to come from purchases of
U.S.-based companies with strong worldwide franchises.
Principal Investment Risks.
• The global markets decline. The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets.

• The market favors one group of stocks over another-growth vs. value, large-cap
vs. small-cap, high-quality companies vs. low-quality, etc.-and the Fund holds investments that are out of favor.

• The Fund's investment approach has resulted in an emphasis on medium and smaller size companies. Investing in smaller companies generally involves greater risk than investing in larger companies and securities of smaller companies are often more volatile, less liquid and more reliant on key products or personnel than larger companies. Also, the portfolio might not reflect all facets of the global economy and could differ significantly from broad market indices.

• An adverse event, such as an unfavorable earnings report, depresses the value of a particular stock, an investment in a security proves in retrospect to be inopportune because of other adverse developments or the vagaries of the markets, or company-specific events reduce the income or return generated from its securities.

• Foreign markets go down or prices of the Fund's foreign securities go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, social, economic or political instability or other factors that can adversely affect investments in foreign countries. These factors can make foreign securities less liquid, more volatile and harder to value than U.S.
securities.

Although the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except the U.S. Government) at the time of purchase, changes in market prices and the assets of the Fund may from time to time cause more than 5% of the Fund's total assets to be invested in the securities of a single company. Such relative concentration is likely to increase the volatility of the Fund's net asset value per share.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because of these and other risks, you could lose money by investing in the Fund.
Updated Performance Information.
To obtain updated monthly performance information, please visit the Fund's website at www.fpafunds.com or call (800)982-4372.

Performance Information. The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index and an index of similar funds. The bar chart shows performance without a sales charge (load). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of the maximum sales charge of 5.25%. The chart and table reflect the reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future.

The Russell 2500 Index consists of the 2,500 smallest companies in the Russell
3000 total capitalization universe. This index is considered a measure of small to mid-capitalization stock performance and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio. The
Lipper Mid-Cap Core Fund Average provides an additional comparison of how the
Fund performed in relation to other mutual funds with similar objectives. Funds in this Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a 3-year weighted basis)
below Lipper's USDE large-cap floor. Index returns reflect the reinvestment of all dividends and/or distributions.

The Fund's highest/lowest quarterly results during this time period were: Highest 22.19% (Quarter ended 6/30/09) Lowest (29.12)% (Quarter ended 12/31/08)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
FPA Paramount Fund, Inc.	Before Taxes		(8.74%)	1.71%	6.27%
FPA Paramount Fund, Inc. After Taxes on Distributions	After Taxes on Distributions	[1]	(8.74%)	1.59%	6.17%
FPA Paramount Fund, Inc. After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	[1]	(7.43%)	1.39%	5.45%
FPA Paramount Fund, Inc. Russell 2500	Russell 2500 (reflects no deductions for fees, expenses or taxes)		(2.51%)	1.24%	6.57%
FPA Paramount Fund, Inc. Lipper Mid-Cap Core Fund Average	Lipper Mid-Cap Core Fund Average (reflects no deductions for sales charges or taxes)		(3.62%)	1.17%	5.32%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
FPA Paramount Fund, Inc. (Prospectus Summary) | FPA Paramount Fund, Inc.
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is a high total investment return, including capital appreciation and income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You, your spouse and the following related people (and their spouses) can combine investments to reduce your sales charge: grandparents, parents, siblings, children or grandchildren, aunts or uncles, nieces or nephews;
or by the individual, his or her spouse and a trustee or other fiduciary purchasing securities for related trusts, estates or fiduciary accounts, including employee benefit plans. More information about these and other ways of reducing your sales charge is available in the prospectus section, "Reducing Your Sales Charge," and
		in the Fund's Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 10%
		of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser attempts to concentrate on ownership of high-quality businesses, particularly firms with histories of earning high returns on capital and with modest debt levels. These companies have leading market shares globally and strong managers who have demonstrable track records of wise reinvestment of the business's cash flows.

Although company quality is our principal investment test, the valuation of investments is also an important part of the stock selection process. The
Adviser's primary measure of value is price/earnings ratio. The Adviser seeks out companies undervalued relative to their long-term earnings power or to others of similar quality, but it will not overpay for even the best companies.
It is expected that the Fund's portfolio will have better than average companies selling at valuations similar to or below the market.

Seeking to minimize risk, especially in treacherous economic or stock market environments is an important element of the Adviser's investment process. To do this, the Adviser seeks out companies with relatively unleveraged balance sheets, operating in more predictable, less volatile sectors of the economy, with business models that it can understand. The companies' leading market shares and high operating margins may minimize the volatility of their earnings.
Diversified portfolios and modest relative valuations, typically lower than the global market, also contribute to reducing risk.

The Adviser believes that the most important contributor to the long-term investment performance of the companies held by the Fund is growth in earnings, not changes in valuation (price/earnings ratio). Because growth is driven by earning high returns on capital and successful reinvestment of cash flow, it is necessary to hold most of the portfolio securities in the Fund's portfolio for an extended period in order for this process to come to fruition. Accordingly, portfolio turnover may be very low.

Although there can be a conflict between a very long investment time horizon and a strong value discipline in managing the portfolio, the Adviser is willing to hold portfolio securities at valuations higher than it would require for an initial purchase. If a position becomes significantly overvalued, the Adviser would not hesitate to trim or eliminate the security from the portfolio. The
Adviser's aim is to reduce portfolio turnover with its concomitant costs and to focus attention on the long-term business fundamentals of the portfolio companies.

The Fund invests primarily in the common stocks of international and U.S.
companies in a variety of industries and market segments. The Adviser's investment process is fundamental and bottom-up, evaluating each company on its own merits. It is not driven by macroeconomic analysis, though it recognizes that changes in the economic environment can be important to most companies'
prospects. The Fund's portfolio will have holdings in many industries. The portfolio may be moderately concentrated, with 30-40 positions. Most of these companies will be small to medium market capitalization (up to $10 billion), though ownership of larger companies is permitted. Cash is the residual of the investment process and will normally be a small percent of Fund assets.

The Adviser believes that the Fund's international diversification can yield valuable benefits to shareholders of the Fund by providing exposure to more investment opportunities outside the U.S. that meet the Adviser's investment criteria. The Fund will purchase foreign domiciled companies that meet the
Adviser's usual investment criteria and where differences in accounting, disclosure, culture, management accessibility and trading do not put us at a competitive disadvantage. The Fund will typically maintain an allocation to foreign domiciled companies of more than 50% of total assets. Additional exposure to foreign business activity is expected to come from purchases of
		U.S.-based companies with strong worldwide franchises.
Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock	• The global markets decline. The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets.

• The market favors one group of stocks over another-growth vs. value, large-cap
vs. small-cap, high-quality companies vs. low-quality, etc.-and the Fund holds investments that are out of favor.

• The Fund's investment approach has resulted in an emphasis on medium and smaller size companies. Investing in smaller companies generally involves greater risk than investing in larger companies and securities of smaller companies are often more volatile, less liquid and more reliant on key products or personnel than larger companies. Also, the portfolio might not reflect all facets of the global economy and could differ significantly from broad market indices.

• An adverse event, such as an unfavorable earnings report, depresses the value of a particular stock, an investment in a security proves in retrospect to be inopportune because of other adverse developments or the vagaries of the markets, or company-specific events reduce the income or return generated from its securities.

• Foreign markets go down or prices of the Fund's foreign securities go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, social, economic or political instability or other factors that can adversely affect investments in foreign countries. These factors can make foreign securities less liquid, more volatile and harder to value than U.S.
securities.

Although the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except the U.S. Government) at the time of purchase, changes in market prices and the assets of the Fund may from time to time cause more than 5% of the Fund's total assets to be invested in the securities of a single company. Such relative concentration is likely to increase the volatility of the Fund's net asset value per share.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

		Because of these and other risks, you could lose money by investing in the Fund.
Risk, Lose Money	rr_RiskLoseMoney	Because of these and other risks, you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Updated Performance Information.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	To obtain updated monthly performance information, please visit the Fund's website at www.fpafunds.com or call (800)982-4372.

Performance Information. The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index and an index of similar funds. The bar chart shows performance without a sales charge (load). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of the maximum sales charge of 5.25%. The chart and table reflect the reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future.

The Russell 2500 Index consists of the 2,500 smallest companies in the Russell
3000 total capitalization universe. This index is considered a measure of small to mid-capitalization stock performance and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio. The
Lipper Mid-Cap Core Fund Average provides an additional comparison of how the
Fund performed in relation to other mutual funds with similar objectives. Funds in this Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a 3-year weighted basis)
below Lipper's USDE large-cap floor. Index returns reflect the reinvestment of
		all dividends and/or distributions.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index and an index of similar funds. The bar chart shows performance without a sales charge (load).
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Lipper Mid-Cap Core Fund Average provides an additional comparison of how the Fund performed in relation to other mutual funds with similar objectives.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance without a sales charge (load). If it did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	The Fund's highest/lowest quarterly results during this time period were: Highest 22.19% (Quarter ended 6/30/09) Lowest (29.12)% (Quarter ended 12/31/08)
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of the maximum sales charge of 5.25%.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for sales charges or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
FPA Paramount Fund, Inc. (Prospectus Summary) | FPA Paramount Fund, Inc. | Russell 2500
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.57%
FPA Paramount Fund, Inc. (Prospectus Summary) | FPA Paramount Fund, Inc. | Lipper Mid-Cap Core Fund Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Core Fund Average (reflects no deductions for sales charges or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.62%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.32%
FPA Paramount Fund, Inc. (Prospectus Summary) | FPA Paramount Fund, Inc. | FPA Paramount Fund, Inc.
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.18%
Financial Services	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	615
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	806
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,013
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,608
Annual Return 2002	rr_AnnualReturn2002	(12.37%)
Annual Return 2003	rr_AnnualReturn2003	41.41%
Annual Return 2004	rr_AnnualReturn2004	15.89%
Annual Return 2005	rr_AnnualReturn2005	12.20%
Annual Return 2006	rr_AnnualReturn2006	4.76%
Annual Return 2007	rr_AnnualReturn2007	6.83%
Annual Return 2008	rr_AnnualReturn2008	(38.07%)
Annual Return 2009	rr_AnnualReturn2009	45.79%
Annual Return 2010	rr_AnnualReturn2010	23.63%
Annual Return 2011	rr_AnnualReturn2011	(3.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.12%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.74%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.27%
FPA Paramount Fund, Inc. (Prospectus Summary) | FPA Paramount Fund, Inc. | FPA Paramount Fund, Inc. | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.74%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.17%
FPA Paramount Fund, Inc. (Prospectus Summary) | FPA Paramount Fund, Inc. | FPA Paramount Fund, Inc. | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.43%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.45%

[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.